CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 8,780	$ 28,466	$ 33,751
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,596	2,984	2,432
Amortization of marketable securities premiums and accretion of discounts, net	1,348	1,513	1,589
Share-based compensation related to options and RSUs granted to employees and non-employees	11,380	15,122	14,164
Financial expenses (income), net	(218)	(892)	54
Decrease in deferred tax assets, net	1,437	1,780	3,406
Decrease (increase) in trade receivables, net	1,600	(20,567)	(14,438)
Decrease (increase) in other receivables and prepaid expenses	625	(1,621)	(1,221)
Decrease (increase) in inventories	(7,791)	(12,653)	4,504
Decrease in operating lease right-of-use assets	9,281	6,639	7,445
Decrease in operating lease liabilities	(6,914)	(9,509)	(7,556)
Decrease in royalty buyout liability	0	0	(11,684)
Increase (decrease) in trade payables	(3,782)	3,475	879
Increase (decrease) in other payables and accrued expenses	(6,233)	(4,077)	9,601
Increase (decrease) in deferred revenues	3,144	(2,030)	5,480
Decrease in accrued severance pay, net	(362)	(349)	(1,062)
Net cash provided by operating activities	14,891	8,281	47,344
Cash flows from investing activities:
Purchase of property and equipment	(5,965)	(1,487)	(1,174)
Purchase of marketable securities	0	0	(43,808)
Purchase of financial investments	(81)	(16,615)	0
Proceeds from redemption of marketable securities	3,084	1,123	3,240
Proceeds from redemption of financial investments	14,094	1,052	0
Proceeds from sale of marketable securities	3,846	2,250	2,571
Investment in short-term and restricted bank deposits	0	(5,000)	0
Proceeds from short-term and restricted bank deposits	4,998	10	84,597
Proceeds from long-term and restricted bank deposits	0	94	0
Net cash paid for acquisition of subsidiary	0	(1,100)	(2,804)
Net cash provided by (used in) investing activities	19,976	(19,673)	42,622
Cash flows from financing activities:
Purchase of treasury stock	(18,259)	(38,099)	(41,852)
Repayment of long-term bank loans	0	0	(1,200)
Cash dividends paid	(11,399)	(11,552)	(10,865)
Proceeds from issuance of shares upon exercise of options	802	1,055	2,440
Net cash used in financing activities	(28,856)	(48,596)	(51,477)
Increase (decrease) in cash, cash equivalents and restricted cash	6,011	(59,988)	38,489
Cash, cash equivalents and restricted cash at the beginning of the year	24,535	84,523	46,034
Cash, cash equivalents and restricted cash at the end of the year	30,546	24,535	84,523
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	4,196	4,024	1,584
Cash paid during the year for interest	0	0	455
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	209	264	701
Non-cash purchase of property and equipment	2,805	0	0
Operating lease right-of-use asset recognized with corresponding lease liability	$ 32,476	$ 3,699	$ (1,528)